Note 18 - Derivatives (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Schedule of Derivatives In ASC 815 Cash Flow Hedging Relationships [Table Text Block]	<table cellpadding="0" cellspacing="0" style="border-collapse: collapse; font: 10pt Times New Roman, Times, Serif; min-; min-width: 700px;"> <tr style="vertical-align: bottom"> <td colspan="19" style="white-space: nowrap; text-align: center; border-bottom: Black 1pt solid"> The Effect of Derivative Instruments for the six-month periods ended  June 30, 2018 and 2019 </td> </tr> <tr style="vertical-align: bottom"> <td colspan="19" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">Derivatives in ASC 815 Cash Flow Hedging Relationships</td> </tr> <tr style="vertical-align: bottom"> <td style="white-space: nowrap; text-align: justify"> </td> <td style="padding-bottom: 1pt"> </td> <td colspan="7" style="white-space: nowrap; text-align: center; border-bottom: Black 1pt solid"> Amount of Gain / (Loss) <br /> Recognized in Accumulated OCI on Derivative </td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">Location of Gain / (Loss) <br /> Recognized in Income on <br /> Derivative</td> <td style="padding-bottom: 1pt"> </td> <td colspan="7" style="white-space: nowrap; text-align: center; border-bottom: Black 1pt solid"> Amount of Gain / (Loss) Recognized in Income on Derivative </td> </tr> <tr style="vertical-align: bottom"> <td style="white-space: nowrap; text-align: justify"> </td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="3" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">2018</td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="3" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">2019</td> <td style="padding-bottom: 1pt"> </td> <td style="white-space: nowrap; text-align: justify"> </td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="3" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">2018</td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="3" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">2019</td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="width: 27%; text-align: justify">Interest rate swaps</td> <td style="width: 1%"> </td> <td style="width: 1%; text-align: left"> </td> <td style="width: 10%; text-align: right"> 6,646 </td> <td style="white-space: nowrap; width: 1%; text-align: left"> </td> <td style="width: 1%"> </td> <td style="width: 1%; text-align: left"> </td> <td style="width: 10%; text-align: right"> (4,234 </td> <td style="white-space: nowrap; width: 1%; text-align: left">)</td> <td style="width: 1%"> </td> <td style="width: 20%; text-align: left"> Loss on derivative instruments, net </td> <td style="width: 1%; font-weight: bold"> </td> <td style="width: 1%; font-weight: bold; text-align: left"> </td> <td style="width: 10%; font-weight: bold; text-align: right"> - </td> <td style="white-space: nowrap; width: 1%; font-weight: bold; text-align: left"> </td> <td style="width: 1%; font-weight: bold"> </td> <td style="width: 1%; font-weight: bold; text-align: left"> </td> <td style="width: 10%; font-weight: bold; text-align: right"> - </td> <td style="white-space: nowrap; width: 1%; font-weight: bold; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="text-align: justify; padding-bottom: 1pt">Reclassification to Interest and finance costs</td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> 1,000 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left"> </td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> (1,502 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left">)</td> <td style="padding-bottom: 1pt"> </td> <td style="text-align: justify; padding-bottom: 1pt"> </td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> - </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left"> </td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; font-weight: bold; text-align: right"> - </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; font-weight: bold; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="font-weight: bold; text-align: justify; padding-bottom: 2.25pt; text-indent: 3.15pt">Total</td> <td style="font-weight: bold; padding-bottom: 2.25pt"> </td> <td style="border-bottom: Black 2.25pt double; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 2.25pt double; font-weight: bold; text-align: right"> 7,646 </td> <td style="white-space: nowrap; border-bottom: Black 2.25pt double; font-weight: bold; text-align: left"> </td> <td style="font-weight: bold; padding-bottom: 2.25pt"> </td> <td style="border-bottom: Black 2.25pt double; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 2.25pt double; font-weight: bold; text-align: right"> (5,736 </td> <td style="white-space: nowrap; border-bottom: Black 2.25pt double; font-weight: bold; text-align: left">)</td> <td style="padding-bottom: 2.25pt"> </td> <td style="text-align: justify; padding-bottom: 2.25pt"> </td> <td style="font-weight: bold; padding-bottom: 2.25pt"> </td> <td style="border-bottom: Black 2.25pt double; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 2.25pt double; font-weight: bold; text-align: right"> - </td> <td style="white-space: nowrap; border-bottom: Black 2.25pt double; font-weight: bold; text-align: left"> </td> <td style="font-weight: bold; padding-bottom: 2.25pt"> </td> <td style="border-bottom: Black 2.25pt double; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 2.25pt double; font-weight: bold; text-align: right"> - </td> <td style="white-space: nowrap; border-bottom: Black 2.25pt double; font-weight: bold; text-align: left"> </td> </tr> </table>
Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]	<table cellpadding="0" cellspacing="0" style="border-collapse: collapse; font: 10pt Times New Roman, Times, Serif; min-; min-width: 700px;"> <tr style="vertical-align: bottom"> <td colspan="11" style="white-space: nowrap; text-align: center; border-bottom: Black 1pt solid"> Derivatives Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815 </td> </tr> <tr style="vertical-align: bottom"> <td style="white-space: nowrap; text-align: justify"> </td> <td style="padding-bottom: 1pt"> </td> <td style="white-space: nowrap; text-align: center; border-bottom: Black 1pt solid"> Location of Gain / (Loss) Recognized in Income on Derivative </td> <td style="padding-bottom: 1pt"> </td> <td colspan="7" style="white-space: nowrap; text-align: center; border-bottom: Black 1pt solid"> Amount of Gain / (Loss) Recognized in Income on Derivative </td> </tr> <tr style="vertical-align: bottom"> <td style="white-space: nowrap; text-align: justify"> </td> <td style="padding-bottom: 1pt"> </td> <td style="white-space: nowrap; text-align: justify"> </td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="3" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">2018</td> <td style="font-weight: bold; padding-bottom: 1pt"> </td> <td colspan="3" style="white-space: nowrap; font-weight: bold; text-align: center; border-bottom: Black 1pt solid">2019</td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="width: 49%; text-align: left">Non-hedging interest rate swaps</td> <td style="width: 1%"> </td> <td style="width: 20%; text-align: center"> Loss on derivative instruments, net </td> <td style="width: 1%"> </td> <td style="width: 1%; text-align: left"> </td> <td style="width: 12%; text-align: right"> 41 </td> <td style="white-space: nowrap; width: 1%; text-align: left"> </td> <td style="width: 1%"> </td> <td style="width: 1%; text-align: left"> </td> <td style="width: 12%; text-align: right"> (577 </td> <td style="white-space: nowrap; width: 1%; text-align: left">)</td> </tr> <tr style="vertical-align: bottom; background-color: White"> <td style="text-align: left; padding-bottom: 1pt">Forward contracts</td> <td style="padding-bottom: 1pt"> </td> <td style="text-align: center; padding-bottom: 1pt"> Loss on derivative instruments, net </td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> (294 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left">)</td> <td style="padding-bottom: 1pt"> </td> <td style="border-bottom: Black 1pt solid; text-align: left"> </td> <td style="border-bottom: Black 1pt solid; text-align: right"> 2 </td> <td style="white-space: nowrap; border-bottom: Black 1pt solid; text-align: left"> </td> </tr> <tr style="vertical-align: bottom; background-color: rgb(204,238,255)"> <td style="font-weight: bold; padding-bottom: 2.25pt">Total</td> <td style="padding-bottom: 2.25pt"> </td> <td style="text-align: justify; padding-bottom: 2.25pt"> </td> <td style="font-weight: bold; padding-bottom: 2.25pt"> </td> <td style="border-bottom: Black 2.25pt double; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 2.25pt double; font-weight: bold; text-align: right"> (253 </td> <td style="white-space: nowrap; border-bottom: Black 2.25pt double; font-weight: bold; text-align: left">)</td> <td style="font-weight: bold; padding-bottom: 2.25pt"> </td> <td style="border-bottom: Black 2.25pt double; font-weight: bold; text-align: left"> </td> <td style="border-bottom: Black 2.25pt double; font-weight: bold; text-align: right"> (575 </td> <td style="white-space: nowrap; border-bottom: Black 2.25pt double; font-weight: bold; text-align: left">)</td> </tr> </table>